Submission	Sep. 19, 2025
Submission [Line Items]
Central Index Key	0001061894
Registrant Name	Gildan Activewear Inc.
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A